UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West High Yield Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2022 (unaudited)
Rating	Percentage of Fund Investments
A3	0.26%
Baa1	0.44
Baa2	0.46
Baa3	3.48
Ba1	6.09
Ba2	13.66
Ba3	10.91
B1	11.99
B2	10.16
B3	9.01
CCC, CC, C	1.01
Equities	4.45
Not Rated	19.14
Short Term Investments	8.94
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 856.70	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.71
Investor Class
Actual	$1,000.00	$ 855.50	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.51
* Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class shares and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 336,600	Adient LLC(b) 4.92%, 04/10/2028 1-mo. LIBOR + 3.13%	$ 312,477
1,200,000	American Airlines Inc(b) 5.81%, 04/20/2028 3-mo. LIBOR + 3.53%	1,143,000
699,796	Arches Buyer Inc(b) 4.92%, 12/06/2027 1-mo. LIBOR + 3.13%	636,814
	Asurion LLC(b)
405,890	4.92%,07/31/2027 1-mo. LIBOR + 3.13%	384,073
720,000	6.92%,01/20/2029 1-mo. LIBOR + 5.13%	611,100
944,959	BMC Software Inc(b) 5.42%, 10/02/2025 1-mo. LIBOR + 3.63%	875,663
2,232,854	Brand Industrial Services Inc(b) 5.43%, 06/21/2024 3-mo. LIBOR + 3.15%	1,924,162
707,811	BWay Holding Co(b) 4.31%, 04/03/2024 1-mo. LIBOR + 2.53%	664,280
	Cengage Learning Inc(b)
463,087	6.40%,06/29/2026 3-mo. LIBOR + 4.12%	417,126
761,175	5.75%,07/14/2026 3-mo. LIBOR + 3.46%	685,628
995,273	Clarios Global LP(b) 4.92%, 04/30/2026 1-mo. LIBOR + 3.13%	895,746
1,292,074	Clear Channel Outdoor Holdings Inc(b) 4.74%, 08/21/2026 3-mo. LIBOR + 2.45%	1,101,896
214,492	Cornerstone Building Brands Inc(b) 4.57%, 04/12/2028 1-mo. LIBOR + 2.79%	176,956
1,088,592	CP Atlas Buyer Inc(b) 5.42%, 11/23/2027 1-mo. LIBOR + 3.63%	948,164
956,392	CQP Holdco LP(b) 5.37%, 05/27/2028 3-mo. LIBOR + 3.09%	903,592
293,525	Diamond BC BV(b) 3.99%, 09/29/2028 3-mo. LIBOR + 1.70%	270,190
857,900	DIRECTV Financing LLC(b) 6.67%, 08/02/2027 1-mo. LIBOR + 4.88%	788,349
139,300	Filtration Group Corp(b) 5.17%, 10/21/2028 1-mo. LIBOR + 3.38%	129,897
267,955	Garda World Security Corp(b) 5.90%, 10/30/2026 1-mo. LIBOR + 4.11%	247,636
305,976	GFL Environmental Inc(b) 4.24%, 05/30/2025 3-mo. LIBOR + 1.95%	298,097
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,639,283	Global Medical Response Inc(b) 5.25%, 10/02/2025 3-mo. LIBOR + 2.96%	$ 1,520,435
680,338	Granite US Holdings Corp(b) 6.31%, 09/30/2026 3-mo. LIBOR + 4.03%	640,085
311,063	Greeneden Holdings II LLC(b) 5.67%, 12/01/2027 1-mo. LIBOR + 3.88%	296,443
476,332	Herens Holdco SARL(b) 6.25%, 07/03/2028 3-mo. LIBOR + 3.97%	423,459
	HUB International Ltd(b)
216,167	4.35%,04/25/2025 1-mo. LIBOR + 2.56%	203,677
601,132	4.87%,04/25/2025 3-mo. LIBOR + 2.59%	568,069
	iHeartCommunications Inc(b)
146,371	4.67%,05/01/2026 1-mo. LIBOR + 2.88%	135,576
1,295,190	4.92%,05/01/2026 1-mo. LIBOR + 3.13%	1,200,479
948,211	Klockner Pentaplast of America Inc(b) 5.55%, 02/12/2026 3-mo. LIBOR + 3.27%	798,868
918,626	LBM Acquisition LLC(b) 5.42%, 12/17/2027 1-mo. LIBOR + 3.63%	751,360
1,229,035	MajorDrive Holdings IV LLC(b) 5.63%, 06/01/2028 3-mo. LIBOR + 3.34%	1,104,083
980,075	Olympus Water US Holding Corp(b) 5.46%, 11/09/2028 3-mo. LIBOR + 3.18%	910,550
245,592	One Call Corp(b) 7.31%, 04/08/2027 3-mo. LIBOR + 5.02%	195,246
1,780,427	PECF USS Intermediate Holding III Corp(b) 5.92%, 12/15/2028 1-mo. LIBOR + 4.13%	1,603,274
1,445,000	PetsMart LLC(b) 5.40%, 02/12/2028 3-mo. LIBOR + 3.12%	1,353,784
530,987	Polaris Newco LLC(b) 5.67%, 06/02/2028 1-mo. LIBOR + 3.88%	489,007
450,760	Quorum Health Corp(b) 7.50%, 04/29/2025 3-mo. LIBOR + 5.21%	306,517
1,922,580	Rocket Software Inc(b) 5.92%, 11/28/2025 1-mo. LIBOR + 4.13%	1,784,794
464,279	Starfruit Finco BV(b) 5.25%, 10/01/2025 3-mo. LIBOR + 2.97%	437,351
2,436,156	Terrier Media Buyer Inc(b) 5.17%, 12/17/2026 1-mo. LIBOR + 3.38%	2,231,519

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 945,164	Titan Acquisition Ltd(b) 5.88%, 03/28/2025 1-mo. LIBOR + 4.09%	$ 864,352
404,893	UKG Inc(b) 4.21%, 05/04/2026 1-mo. LIBOR + 2.42%	384,986
1,246,317	United AirLines Inc(b) 5.39%, 04/21/2028 1-mo. LIBOR + 3.60%	1,150,350
493,907	Vertiv Group Corp(b) 3.87%, 03/02/2027 1-mo. LIBOR + 2.08%	459,333
624,622	Werner Finco LP(b) 5.67%, 07/24/2024 1-mo. LIBOR + 3.88%	584,022
315,210	White Cap Buyer LLC(b) 5.28%, 10/19/2027 1-mo. LIBOR + 3.49%	288,811
TOTAL BANK LOANS — 6.48% (Cost $37,371,375)		$ 34,101,276
CORPORATE BONDS AND NOTES
Basic Materials — 4.54%
1,520,000	ArcelorMittal SA 7.00%, 10/15/2039	1,533,300
990,000	Axalta Coating Systems LLC(c)(d) 3.38%, 02/15/2029	808,206
504,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	467,684
	Commercial Metals Co
465,000	4.13%, 01/15/2030	391,531
830,000	4.38%, 03/15/2032	679,831
	Compass Minerals International Inc(c)
235,000	4.88%, 07/15/2024	218,043
1,575,000	6.75%, 12/01/2027	1,425,375
1,540,000	First Quantum Minerals Ltd(c) 6.88%, 03/01/2026	1,418,340
	Freeport-McMoRan Inc
445,000	4.38%, 08/01/2028	415,615
1,165,000	4.63%, 08/01/2030(d)	1,080,864
1,550,000	5.45%, 03/15/2043	1,433,828
1,640,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	1,362,512
1,005,000	Ingevity Corp(c) 3.88%, 11/01/2028	841,688
990,000	Mercer International Inc 5.13%, 02/01/2029	845,094
	Novelis Corp(c)
795,000	3.25%, 11/15/2026	671,993
740,000	4.75%, 01/30/2030	615,073
1,180,000	3.88%, 08/15/2031	908,824
215,000	Nufarm Australia Ltd / Nufarm Americas Inc(c) 5.00%, 01/27/2030	181,675
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 1,125,000	Olympus Water US Holding Corp(c) 4.25%, 10/01/2028	$ 881,156
1,640,000	SCIH Salt Holdings Inc(c) 4.88%, 05/01/2028	1,361,397
765,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	612,000
1,815,000	Sylvamo Corp(c)(d) 7.00%, 09/01/2029	1,672,183
870,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(c) 5.13%, 04/01/2029	622,137
1,425,000	Tronox Inc(c) 4.63%, 03/15/2029	1,145,843
	WR Grace Holdings LLC(c)
465,000	5.63%, 10/01/2024	450,497
1,680,000	4.88%, 06/15/2027	1,462,003
500,000	5.63%, 08/15/2029	368,125
		23,874,817
Communications — 11.57%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	201,460
480,000	Altice France Holding SA(c) 10.50%, 05/15/2027	402,787
	Altice France SA(c)
665,000	5.50%, 01/15/2028	535,897
560,000	5.13%, 07/15/2029	422,800
2,140,000	5.50%, 10/15/2029	1,634,767
2,250,000	Arches Buyer Inc(c) 4.25%, 06/01/2028	1,831,961
	Audacy Capital Corp(c)
205,000	6.50%, 05/01/2027(d)	121,997
1,420,000	6.75%, 03/31/2029	756,150
1,875,000	Beasley Mezzanine Holdings LLC(c) 8.63%, 02/01/2026	1,406,250
	CCO Holdings LLC / CCO Holdings Capital Corp
191,000	5.50%, 05/01/2026(c)	186,361
935,000	5.00%, 02/01/2028(c)	862,724
3,375,000	5.38%, 06/01/2029(c)	3,016,710
2,675,000	4.75%, 03/01/2030(c)	2,287,794
185,000	4.50%, 08/15/2030(c)	153,601
590,000	4.25%, 02/01/2031(c)	480,850
265,000	4.50%, 05/01/2032	214,571
2,075,000	Clear Channel Worldwide Holdings Inc(c) 5.13%, 08/15/2027	1,751,985
180,000	CommScope Inc(c) 6.00%, 03/01/2026	165,785
135,000	CommScope Technologies LLC(c) 6.00%, 06/15/2025	116,775
	CSC Holdings LLC
1,090,000	5.25%, 06/01/2024	1,019,150
1,640,000	5.38%, 02/01/2028(c)	1,418,600

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 545,000	Diamond Sports Group LLC / Diamond Sports Finance Co(c) 5.38%, 08/15/2026	$ 136,250
625,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(c) 5.88%, 08/15/2027	533,169
	DISH DBS Corp
310,000	5.88%, 11/15/2024	261,175
520,000	7.75%, 07/01/2026	405,340
950,000	5.25%, 12/01/2026(c)	744,648
810,000	5.75%, 12/01/2028(c)	599,732
855,000	5.13%, 06/01/2029	519,532
1,750,000	Embarq Corp 8.00%, 06/01/2036	1,314,372
2,290,000	Frontier Communications Holdings LLC(c) 5.88%, 10/15/2027	2,058,945
2,490,000	Gray Escrow II Inc(c)(d) 5.38%, 11/15/2031	1,995,063
	iHeartCommunications Inc
252	8.38%, 05/01/2027(d)	200
1,720,000	5.25%, 08/15/2027(c)	1,472,028
	Level 3 Financing Inc
580,000	5.25%, 03/15/2026	546,650
280,000	4.63%, 09/15/2027(c)	238,700
1,085,000	4.25%, 07/01/2028(c)	869,356
	Match Group Holdings II LLC(c)
1,187,000	5.00%, 12/15/2027	1,100,320
910,000	4.63%, 06/01/2028	825,006
160,000	4.13%, 08/01/2030(d)	133,617
290,000	3.63%, 10/01/2031	228,375
2,395,000	McGraw-Hill Education Inc(c) 5.75%, 08/01/2028	2,050,790
325,000	Millennium Escrow Corp(c) 6.63%, 08/01/2026	262,294
	Netflix Inc
45,000	5.88%, 02/15/2025	45,675
385,000	4.88%, 04/15/2028	362,304
1,330,000	5.88%, 11/15/2028	1,300,354
	News Corp(c)
1,240,000	3.88%, 05/15/2029	1,070,698
720,000	5.13%, 02/15/2032	637,560
1,745,000	Scripps Escrow II Inc(c)(d) 3.88%, 01/15/2029	1,462,380
620,000	Sinclair Television Group Inc(c) 4.13%, 12/01/2030	491,762
	Sirius XM Radio Inc(c)
1,970,000	4.00%, 07/15/2028	1,704,050
315,000	4.13%, 07/01/2030	263,085
1,810,000	3.88%, 09/01/2031	1,441,212
1,355,000	Spanish Broadcasting System Inc(c) 9.75%, 03/01/2026	1,075,531
1,785,000	Sprint Capital Corp 6.88%, 11/15/2028	1,876,963
	Sprint Corp
845,000	7.88%, 09/15/2023	871,018
1,260,000	7.63%, 03/01/2026	1,327,569
Principal Amount(a)		Fair Value
Communications — (continued)
	T-Mobile USA Inc
$ 40,000	5.38%, 04/15/2027	$ 39,555
1,075,000	4.75%, 02/01/2028	1,041,901
720,000	2.63%, 02/15/2029	606,087
165,000	3.88%, 04/15/2030	153,987
2,795,000	2.88%, 02/15/2031	2,320,493
1,250,000	Townsquare Media Inc(c) 6.88%, 02/01/2026	1,113,426
1,335,000	TripAdvisor Inc(c) 7.00%, 07/15/2025	1,292,306
	Univision Communications Inc(c)
990,000	6.63%, 06/01/2027	942,589
1,230,000	4.50%, 05/01/2029(d)	1,029,538
275,000	7.38%, 06/30/2030	268,813
1,310,000	Urban One Inc(c) 7.38%, 02/01/2028	1,121,687
200,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	158,500
905,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	751,150
940,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	831,900
		60,886,630
Consumer, Cyclical — 11.26%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
330,000	3.88%, 01/15/2028	286,414
260,000	4.38%, 01/15/2028	227,318
2,150,000	4.00%, 10/15/2030	1,725,375
	Allison Transmission Inc(c)
720,000	4.75%, 10/01/2027	658,569
1,660,000	3.75%, 01/30/2031	1,330,390
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
405,000	5.50%, 04/20/2026	372,108
405,000	5.75%, 04/20/2029	345,773
	American Builders & Contractors Supply Co Inc(c)
780,000	4.00%, 01/15/2028	668,078
835,000	3.88%, 11/15/2029	667,575
	Asbury Automotive Group Inc(c)
180,000	4.63%, 11/15/2029	148,725
90,000	5.00%, 02/15/2032	73,575
	Bath & Body Works Inc
47,000	9.38%, 07/01/2025(c)	47,679
885,000	7.50%, 06/15/2029(d)	805,533
900,000	6.63%, 10/01/2030(c)	777,366
910,000	6.75%, 07/01/2036	727,909
	Beacon Roofing Supply Inc(c)
225,000	4.50%, 11/15/2026	202,842
740,000	4.13%, 05/15/2029	601,782
	Boyd Gaming Corp(d)
635,000	4.75%, 12/01/2027	574,675
1,540,000	4.75%, 06/15/2031(c)	1,301,331

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 610,000	Brookfield Residential Properties Inc / Brookfield Residential US LLC(c) 6.25%, 09/15/2027	$ 505,657
2,465,000	Caesars Entertainment Inc(c) 6.25%, 07/01/2025	2,375,594
	Carnival Corp(c)
1,190,000	7.63%, 03/01/2026(d)	921,703
1,210,000	5.75%, 03/01/2027	873,959
1,465,000	CDI Escrow Issuer Inc(c)(d) 5.75%, 04/01/2030	1,333,150
	Cinemark USA Inc(c)
75,000	8.75%, 05/01/2025	75,723
1,040,000	5.88%, 03/15/2026(d)	927,347
485,000	5.25%, 07/15/2028(d)	389,770
971,000	Clarios Global LP(c) 6.75%, 05/15/2025	961,727
580,000	Delta Air Lines Inc / SkyMiles IP Ltd(c) 4.75%, 10/20/2028	547,855
1,205,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 4.63%, 01/15/2029	1,027,262
1,070,000	Ford Motor Co(d) 7.45%, 07/16/2031	1,085,729
	Ford Motor Credit Co LLC
2,215,000	5.13%, 06/16/2025	2,115,148
270,000	4.27%, 01/09/2027	242,167
260,000	2.90%, 02/16/2028	209,498
2,080,000	5.11%, 05/03/2029	1,864,666
5,850,000	4.00%, 11/13/2030	4,739,992
760,000	Hanesbrands Inc(c) 4.63%, 05/15/2024	743,972
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	395,697
865,000	IRB Holding Corp(c) 7.00%, 06/15/2025	846,705
115,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(c) 4.75%, 06/01/2027	110,596
1,655,000	Kontoor Brands Inc(c) 4.13%, 11/15/2029	1,314,269
1,530,000	Levi Strauss & Co(c)(d) 3.50%, 03/01/2031	1,250,775
	Live Nation Entertainment Inc(c)
985,000	5.63%, 03/15/2026	935,750
1,030,000	6.50%, 05/15/2027	1,012,923
70,000	4.75%, 10/15/2027	62,056
	Macy's Retail Holdings LLC(c)
110,000	5.88%, 03/15/2030(d)	92,295
440,000	6.13%, 03/15/2032	367,400
144,000	Mattamy Group Corp(c) 4.63%, 03/01/2030	105,237
	Mattel Inc(c)
80,000	3.38%, 04/01/2026	73,394
385,000	5.88%, 12/15/2027	376,361
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 960,000	3.75%, 04/01/2029	$ 862,651
400,000	NCL Corp Ltd(c) 5.88%, 02/15/2027	342,000
	Newell Brands Inc
220,000	4.88%, 06/01/2025	216,709
1,795,000	4.45%, 04/01/2026	1,709,760
1,245,000	Penn National Gaming Inc(c) 5.63%, 01/15/2027	1,092,487
500,000	PetSmart Inc / PetSmart Finance Corp(c) 4.75%, 02/15/2028	432,620
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(c) 4.88%, 11/01/2026	122,500
805,000	Royal Caribbean Cruises Ltd(c) 5.50%, 08/31/2026	597,713
	Scotts Miracle-Gro Co
750,000	4.50%, 10/15/2029	615,173
1,700,000	4.38%, 02/01/2032	1,292,391
875,000	Six Flags Entertainment Corp(c)(d) 5.50%, 04/15/2027	794,080
965,000	Six Flags Theme Parks Inc(c) 7.00%, 07/01/2025	976,898
2,060,000	Staples Inc(c) 7.50%, 04/15/2026	1,707,472
	Station Casinos LLC(c)
1,225,000	4.50%, 02/15/2028	1,034,647
985,000	4.63%, 12/01/2031	768,300
460,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	423,092
	United Airlines Inc(c)
170,000	4.38%, 04/15/2026	149,799
375,000	4.63%, 04/15/2029	318,101
490,000	Univar Solutions USA Inc(c) 5.13%, 12/01/2027	456,038
1,610,000	Victoria's Secret & Co(c) 4.63%, 07/15/2029	1,213,151
1,110,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	950,704
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
115,000	7.75%, 04/15/2025	111,925
1,590,000	5.13%, 10/01/2029	1,252,284
	Yum! Brands Inc
2,115,000	4.75%, 01/15/2030(c)	1,919,362
195,000	3.63%, 03/15/2031	163,800
305,000	5.38%, 04/01/2032	281,393
		59,232,444
Consumer, Non-Cyclical — 11.52%
325,000	180 Medical Inc(c) 3.88%, 10/15/2029	281,125
1,880,000	ADT Security Corp(c) 4.13%, 08/01/2029	1,525,742

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c)
$ 390,000	7.50%, 03/15/2026	$ 387,945
765,000	4.63%, 01/15/2027	683,390
2,240,000	4.88%, 02/15/2030	1,921,562
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(c) 4.63%, 06/01/2028	161,842
	Bausch Health Cos Inc(c)
1,125,000	6.13%, 02/01/2027	956,250
3,275,000	4.88%, 06/01/2028	2,562,818
1,335,000	6.25%, 02/15/2029	710,487
1,545,000	Block Inc(c)(d) 3.50%, 06/01/2031	1,231,149
1,000,000	Carriage Services Inc(c) 4.25%, 05/15/2029	813,254
	Centene Corp
930,000	4.63%, 12/15/2029	867,225
3,635,000	3.00%, 10/15/2030	3,012,506
	Charles River Laboratories International Inc(c)
395,000	3.75%, 03/15/2029	342,801
1,180,000	4.00%, 03/15/2031	1,005,889
	CHS / Community Health Systems Inc(c)
210,000	8.00%, 03/15/2026	191,245
155,000	5.63%, 03/15/2027	131,187
2,415,000	6.00%, 01/15/2029	2,000,634
1,370,000	5.25%, 05/15/2030	1,041,063
1,245,000	Elanco Animal Health Inc 6.40%, 08/28/2028	1,185,115
500,000	Garda World Security Corp(c) 4.63%, 02/15/2027	430,000
	Gartner Inc(c)
1,140,000	3.63%, 06/15/2029	987,662
650,000	3.75%, 10/01/2030	553,313
	HCA Inc
855,000	5.38%, 09/01/2026	847,805
630,000	5.63%, 09/01/2028	619,728
2,405,000	3.50%, 09/01/2030	2,045,958
2,140,000	Herc Holdings Inc(c) 5.50%, 07/15/2027	1,953,608
2,190,000	Jazz Securities Designated Activity Co(c) 4.38%, 01/15/2029	1,948,041
	Kraft Heinz Foods Co
1,108,000	3.00%, 06/01/2026	1,043,843
995,000	3.75%, 04/01/2030(d)	917,355
368,000	5.00%, 07/15/2035	356,237
	Lamb Weston Holdings Inc(c)
975,000	4.88%, 05/15/2028	917,582
975,000	4.13%, 01/31/2030	843,921
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c) 10.00%, 04/15/2025	147,225
	Mozart Debt Merger Sub Inc(c)
2,235,000	3.88%, 04/01/2029	1,903,572
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 620,000	5.25%, 10/01/2029	$ 509,206
1,825,000	NESCO Holdings II Inc(c) 5.50%, 04/15/2029	1,528,437
675,000	Nielsen Co SARL(c) 5.00%, 02/01/2025	659,813
	Nielsen Finance LLC / Nielsen Finance Co(c)
715,000	5.63%, 10/01/2028	664,021
870,000	4.50%, 07/15/2029	785,945
255,000	Option Care Health Inc(c) 4.38%, 10/31/2029	218,663
	Organon & Co / Organon Foreign Debt Co-Issuer BV(c)
1,255,000	4.13%, 04/30/2028	1,110,675
200,000	5.13%, 04/30/2031	172,566
	Owens & Minor Inc(c)
480,000	4.50%, 03/31/2029(d)	391,920
340,000	6.63%, 04/01/2030	310,580
	Prime Security Services Borrower LLC / Prime Finance Inc(c)
200,000	3.38%, 08/31/2027	164,750
365,000	6.25%, 01/15/2028(d)	305,357
1,355,000	Sabre Global Inc(c) 9.25%, 04/15/2025	1,305,610
	Service Corp International
290,000	7.50%, 04/01/2027	307,400
710,000	5.13%, 06/01/2029(d)	668,955
145,000	3.38%, 08/15/2030	118,719
2,110,000	4.00%, 05/15/2031	1,801,412
935,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) 4.63%, 11/01/2026	827,466
	Spectrum Brands Inc(c)
965,000	5.00%, 10/01/2029	834,474
1,000,000	3.88%, 03/15/2031	805,785
	Tenet Healthcare Corp
149,000	4.63%, 07/15/2024	143,000
1,230,000	4.88%, 01/01/2026(c)	1,131,600
1,855,000	5.13%, 11/01/2027(c)	1,669,500
3,010,000	4.25%, 06/01/2029(c)	2,535,052
1,155,000	6.13%, 06/15/2030(c)	1,065,580
	Teva Pharmaceutical Finance Netherlands III BV
245,000	6.00%, 04/15/2024	241,244
430,000	7.13%, 01/31/2025	419,092
2,225,000	6.75%, 03/01/2028(d)	2,072,031
1,580,000	5.13%, 05/09/2029(d)	1,301,525
		60,599,457
Energy — 11.61%
345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(c) 7.88%, 05/15/2026	344,617
	Antero Resources Corp(c)
1,059,000	8.38%, 07/15/2026	1,119,892
121,000	7.63%, 02/01/2029	123,090

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Apache Corp
$ 1,045,000	4.38%, 10/15/2028	$ 950,950
1,095,000	5.10%, 09/01/2040	924,596
	Buckeye Partners LP
560,000	3.95%, 12/01/2026	489,847
805,000	4.50%, 03/01/2028(c)	677,910
445,000	5.85%, 11/15/2043	315,950
	Callon Petroleum Co(c)
2,175,000	9.00%, 04/01/2025	2,305,500
1,355,000	7.50%, 06/15/2030	1,246,790
2,575,000	Centennial Resource Production LLC(c) 6.88%, 04/01/2027	2,445,309
	Cheniere Energy Partners LP
760,000	4.00%, 03/01/2031	646,228
570,000	3.25%, 01/31/2032(c)	448,875
	Comstock Resources Inc(c)
1,020,000	6.75%, 03/01/2029	913,339
665,000	5.88%, 01/15/2030	571,900
	Continental Resources Inc
520,000	4.50%, 04/15/2023	521,794
1,110,000	4.38%, 01/15/2028	1,043,400
375,000	5.75%, 01/15/2031(c)	362,603
375,000	2.88%, 04/01/2032(c)	292,845
980,000	4.90%, 06/01/2044	771,544
	DCP Midstream Operating LP
925,000	5.63%, 07/15/2027	882,450
440,000	5.13%, 05/15/2029	396,000
430,000	6.75%, 09/15/2037(c)	409,037
	Devon Energy Corp
390,000	7.88%, 09/30/2031	456,668
275,000	7.95%, 04/15/2032	325,109
1,465,000	Encino Acquisition Partners Holdings LLC(c) 8.50%, 05/01/2028	1,384,361
	Endeavor Energy Resources LP / EER Finance Inc(c)
465,000	6.63%, 07/15/2025	467,279
2,900,000	5.75%, 01/30/2028	2,762,685
1,605,000	Energy Transfer LP(e) 6.63%, Perpetual	1,181,908
1,605,000	EnLink Midstream LLC(c) 5.63%, 01/15/2028	1,472,214
	EQT Corp
40,000	5.00%, 01/15/2029	38,723
1,895,000	7.50%, 02/01/2030	2,034,074
	Hess Midstream Operations LP(c)
755,000	5.63%, 02/15/2026	719,137
510,000	5.13%, 06/15/2028	457,725
830,000	4.25%, 02/15/2030	695,096
480,000	5.50%, 10/15/2030	430,800
	Hilcorp Energy I LP / Hilcorp Finance Co(c)
535,000	6.00%, 04/15/2030	465,450
595,000	6.25%, 04/15/2032	522,523
1,370,000	Holly Energy Partners LP / Holly Energy Finance Corp(c) 5.00%, 02/01/2028	1,173,323
Principal Amount(a)		Fair Value
Energy — (continued)
$ 100,000	Kinder Morgan Inc 7.80%, 08/01/2031	$ 116,183
925,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	881,169
2,439,000	Nabors Industries Inc(c) 9.00%, 02/01/2025	2,426,805
1,755,000	Oasis Petroleum Inc(c) 6.38%, 06/01/2026	1,623,375
	Occidental Petroleum Corp
305,000	5.88%, 09/01/2025	303,673
905,000	6.63%, 09/01/2030	932,150
1,385,000	6.13%, 01/01/2031	1,403,594
4,360,000	6.45%, 09/15/2036	4,469,000
2,610,000	6.20%, 03/15/2040	2,570,850
	Precision Drilling Corp(c)
1,450,000	7.13%, 01/15/2026	1,363,000
105,000	6.88%, 01/15/2029	93,975
280,000	Rattler Midstream LP(c) 5.63%, 07/15/2025	279,880
1,520,000	Rockcliff Energy II LLC(c) 5.50%, 10/15/2029	1,383,154
225,000	Seventy Seven Energy Inc(f)(g)(h) 6.63%, 11/15/2025	23
	SM Energy Co(d)
1,215,000	6.75%, 09/15/2026	1,146,185
460,000	6.63%, 01/15/2027	430,100
620,000	6.50%, 07/15/2028	570,217
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029	1,349,658
1,690,000	5.38%, 03/15/2030	1,554,800
470,000	4.75%, 02/01/2032	401,627
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c)
1,503,000	5.50%, 01/15/2028	1,277,806
315,000	6.00%, 12/31/2030	261,450
279,825	Transocean Pontus Ltd(c) 6.13%, 08/01/2025	256,040
468,750	Transocean Poseidon Ltd(c) 6.88%, 02/01/2027	412,500
	USA Compression Partners LP / USA Compression Finance Corp
715,000	6.88%, 04/01/2026	650,435
390,000	6.88%, 09/01/2027	346,125
1,945,000	Venture Global Calcasieu Pass LLC(c) 3.88%, 11/01/2033	1,604,625
165,000	Viper Energy Partners LP(c) 5.38%, 11/01/2027	157,709
		61,057,649
Financial — 5.29%
345,000	AG Issuer LLC(c) 6.25%, 03/01/2028	301,079
1,360,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c) 4.25%, 10/15/2027	1,177,176

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Ally Financial Inc
$ 110,000	5.75%, 11/20/2025	$ 108,370
1,665,000	8.00%, 11/01/2031	1,850,922
655,000	AmWINS Group Inc(c) 4.88%, 06/30/2029	536,394
	Bank of America Corp(e)
605,000	6.10%, Perpetual	595,731
130,000	6.50%, Perpetual	128,749
1,275,000	Cobra AcquisitionCo LLC(c) 6.38%, 11/01/2029	956,250
300,000	Coinbase Global Inc(c) 3.38%, 10/01/2028	188,836
200,000	Credit Suisse Group AG(c)(e) 6.38%, Perpetual	165,250
755,000	Deutsche Bank AG 3.73%, 01/14/2032	567,600
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	253,434
	Freedom Mortgage Corp(c)
330,000	8.13%, 11/15/2024	284,678
1,149,000	8.25%, 04/15/2025	967,097
730,000	6.63%, 01/15/2027	541,041
	goeasy Ltd(c)
130,000	5.38%, 12/01/2024	119,275
1,060,000	4.38%, 05/01/2026	895,700
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
745,000	6.25%, 05/15/2026	697,439
1,605,000	5.25%, 05/15/2027	1,421,773
195,000	4.38%, 02/01/2029	157,591
	iStar Inc REIT
505,000	4.75%, 10/01/2024	475,380
1,110,000	4.25%, 08/01/2025(d)	1,025,152
2,385,000	5.50%, 02/15/2026	2,235,076
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c)
110,000	5.25%, 10/01/2025	99,550
1,270,000	4.25%, 02/01/2027	1,025,299
1,515,000	4.75%, 06/15/2029	1,165,684
393,000	Lloyds Banking Group PLC(e) 7.50%, Perpetual	381,210
	Nationstar Mortgage Holdings Inc(c)
1,415,000	5.50%, 08/15/2028	1,135,026
1,170,000	5.75%, 11/15/2031	895,869
	OneMain Finance Corp
240,000	7.13%, 03/15/2026	221,815
1,190,000	6.63%, 01/15/2028	1,063,574
1,250,000	5.38%, 11/15/2029	1,012,950
	PennyMac Financial Services Inc(c)
380,000	5.38%, 10/15/2025	331,077
1,035,000	5.75%, 09/15/2031	771,877
1,515,000	PHH Mortgage Corp(c)(d) 7.88%, 03/15/2026	1,336,524
1,645,000	Provident Funding Associates LP / PFG Finance Corp(c) 6.38%, 06/15/2025	1,480,500
Principal Amount(a)		Fair Value
Financial — (continued)
$ 805,000	Realogy Group LLC / Realogy Co-Issuer Corp(c) 5.75%, 01/15/2029	$ 610,448
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	128,275
	Societe Generale SA(c)(e)
330,000	4.75%, Perpetual	267,740
295,000	5.38%, 11/18/2050Perpetual(d)	228,625
		27,806,036
Industrial — 7.74%
	Amsted Industries Inc(c)
320,000	5.63%, 07/01/2027	300,800
845,000	4.63%, 05/15/2030	720,362
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c)
275,000	3.25%, 09/01/2028(d)	234,731
1,765,000	4.00%, 09/01/2029	1,416,412
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c) 4.13%, 08/15/2026	508,326
305,000	Berry Global Inc(c) 5.63%, 07/15/2027	291,867
750,000	Boise Cascade Co(c) 4.88%, 07/01/2030	656,025
	Builders FirstSource Inc(c)
670,000	4.25%, 02/01/2032	509,984
425,000	6.38%, 06/15/2032	379,313
1,630,000	Covanta Holding Corp(c) 4.88%, 12/01/2029	1,326,364
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	680,326
	GFL Environmental Inc(c)
1,015,000	5.13%, 12/15/2026	970,644
1,305,000	4.00%, 08/01/2028	1,076,625
300,000	3.50%, 09/01/2028	257,250
115,000	4.75%, 06/15/2029	95,163
1,175,000	Graphic Packaging International LLC(c) 3.75%, 02/01/2030	995,874
2,000,000	Great Lakes Dredge & Dock Corp(c) 5.25%, 06/01/2029	1,730,347
1,230,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,018,735
2,305,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,928,501
1,350,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	1,117,530
700,000	JELD-WEN Inc(c) 4.88%, 12/15/2027	546,000
935,000	Louisiana-Pacific Corp(c) 3.63%, 03/15/2029	736,678
1,690,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,395,844

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Masonite International Corp(c)
$ 170,000	5.38%, 02/01/2028	$ 153,850
1,440,000	3.50%, 02/15/2030	1,146,197
	Mauser Packaging Solutions Holding Co(c)
1,160,000	5.50%, 04/15/2024	1,107,800
450,000	8.50%, 04/15/2024	443,493
495,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	398,358
2,255,000	Roller Bearing Co of America Inc(c) 4.38%, 10/15/2029	1,918,816
1,405,000	Sensata Technologies BV(c) 4.00%, 04/15/2029	1,191,552
1,285,000	Sensata Technologies Inc(c) 3.75%, 02/15/2031	1,029,876
	Standard Industries Inc(c)
870,000	5.00%, 02/15/2027	776,524
845,000	4.75%, 01/15/2028	722,475
620,000	4.38%, 07/15/2030	489,025
590,000	3.38%, 01/15/2031	435,195
1,225,000	Stevens Holding Co Inc(c) 6.13%, 10/01/2026	1,179,062
905,000	Terex Corp(c) 5.00%, 05/15/2029	769,250
830,000	TK Elevator US Newco Inc(c) 5.25%, 07/15/2027	739,999
	TransDigm Inc
1,255,000	6.25%, 03/15/2026(c)	1,209,506
175,000	6.38%, 06/15/2026	163,625
475,000	5.50%, 11/15/2027	402,980
780,000	4.63%, 01/15/2029	627,916
2,775,000	4.88%, 05/01/2029	2,258,961
990,000	TTM Technologies Inc(c)(d) 4.00%, 03/01/2029	832,542
2,080,000	Vertiv Group Corp(c)(d) 4.13%, 11/15/2028	1,688,794
995,000	Waste Pro USA Inc(c) 5.50%, 02/15/2026	883,858
	WESCO Distribution Inc(c)
460,000	7.13%, 06/15/2025	459,002
825,000	7.25%, 06/15/2028	815,925
		40,738,282
Technology — 1.81%
1,195,000	Boxer Parent Co Inc(c) 7.13%, 10/02/2025	1,144,284
285,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	240,303
640,000	Central Parent Inc / Central Merger Sub Inc(c) 7.25%, 06/15/2029	616,000
1,195,000	Clarivate Science Holdings Corp(c) 3.88%, 07/01/2028	998,433
2,010,000	Crowdstrike Holdings Inc(d) 3.00%, 02/15/2029	1,738,650
Principal Amount(a)		Fair Value
Technology — (continued)
$ 160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(c) 5.75%, 06/01/2025	$ 150,518
	Twilio Inc(d)
2,005,000	3.63%, 03/15/2029	1,685,603
410,000	3.88%, 03/15/2031	337,336
3,135,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c) 3.88%, 02/01/2029	2,626,009
		9,537,136
Utilities — 1.44%
	Calpine Corp(c)
1,890,000	4.50%, 02/15/2028	1,715,888
470,000	4.63%, 02/01/2029	391,167
155,000	5.00%, 02/01/2031	125,307
	NRG Energy Inc
190,000	3.75%, 06/15/2024(c)	186,387
31,000	6.63%, 01/15/2027	30,361
730,000	5.25%, 06/15/2029(c)	651,525
1,365,000	3.88%, 02/15/2032(c)	1,084,196
	Pacific Gas & Electric Co(g)
185,000	2.95%, 03/01/2026	168,081
705,000	3.30%, 03/15/2027	631,107
390,000	Vistra Corp(c)(e) 7.00%, Perpetual	353,925
	Vistra Operations Co LLC(c)
650,000	5.50%, 09/01/2026	613,818
1,595,000	5.00%, 07/31/2027	1,450,030
190,000	4.30%, 07/15/2029	172,069
		7,573,861
TOTAL CORPORATE BONDS AND NOTES — 66.78% (Cost $410,032,709)		$351,306,312
CONVERTIBLE BONDS
Communications — 3.55%
1,314,000	Airbnb Inc(i) 5.48%, 03/15/2026	1,091,934
1,180,000	Booking Holdings Inc(d) 0.75%, 05/01/2025	1,414,584
567,000	Cable One Inc 1.13%, 03/15/2028	475,146
	DISH Network Corp
674,000	12.39%, 12/15/2025(i)	471,867
678,000	3.38%, 08/15/2026	457,989
1,155,000	Etsy Inc 0.25%, 06/15/2028	846,037
535,000	Fiverr International Ltd(d)(i) 9.83%, 11/01/2025	402,855
	Liberty Media Corp
370,000	1.38%, 10/15/2023	433,085
657,000	2.75%, 12/01/2049(c)	611,010
767,000	0.50%, 12/01/2050(c)	858,273
323,000	Lyft Inc 1.50%, 05/15/2025	273,420

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 930,000	Match Group Financeco 2 Inc(c) 0.88%, 06/15/2026	$ 966,735
1,531,000	Okta Inc 0.38%, 06/15/2026	1,273,792
1,746,000	Palo Alto Networks Inc 0.38%, 06/01/2025	2,992,644
792,000	Perficient Inc(c) 0.13%, 11/15/2026	641,160
978,000	Snap Inc(i) 9.18%, 05/01/2027	677,265
791,000	Spotify USA Inc(i) 7.21%, 03/15/2026	624,099
628,000	TechTarget Inc(c)(i) 5.70%, 12/15/2026	500,803
612,000	Twitter Inc(i) 3.50%, 03/15/2026	541,659
707,000	Uber Technologies Inc(d)(i) 7.33%, 12/15/2025	563,986
806,000	Upwork Inc(c) 0.25%, 08/15/2026	614,575
929,000	Wayfair Inc(d) 0.63%, 10/01/2025	613,605
875,000	Zendesk Inc 0.63%, 06/15/2025	847,437
482,000	Zillow Group Inc 2.75%, 05/15/2025	454,044
		18,648,004
Consumer, Cyclical — 2.39%
458,000	Burlington Stores Inc 2.25%, 04/15/2025	451,416
1,099,000	Cheesecake Factory Inc(d) 0.38%, 06/15/2026	837,988
109,000	Dick's Sporting Goods Inc 3.25%, 04/15/2025	259,624
953,000	DraftKings Holdings Inc(i) 11.06%, 03/15/2028	584,189
1,683,000	Ford Motor Co(i) 2.60%, 03/15/2026	1,534,896
1,150,000	IMAX Corp 0.50%, 04/01/2026	1,020,050
451,000	JetBlue Airways Corp(d) 0.50%, 04/01/2026	331,711
1,076,000	Liberty TripAdvisor Holdings Inc(c) 0.50%, 06/30/2051	678,956
325,000	National Vision Holdings Inc 2.50%, 05/15/2025	364,423
	NCL Corp Ltd
431,000	5.38%, 08/01/2025(d)	414,320
928,000	2.50%, 02/15/2027(c)	638,000
780,000	Patrick Industries Inc(c) 1.75%, 12/01/2028	624,000
1,298,000	Royal Caribbean Cruises Ltd 2.88%, 11/15/2023	1,173,886
1,201,000	Shake Shack Inc(i) 8.47%, 03/01/2028	811,276
1,535,000	Southwest Airlines Co 1.25%, 05/01/2025	1,807,462
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,196,000	Vail Resorts Inc(d)(i) 4.27%, 01/01/2026	$ 1,040,520
		12,572,717
Consumer, Non-Cyclical — 2.66%
442,000	Ascendis Pharma A/S(c) 2.25%, 04/01/2028	395,148
712,000	Beauty Health Co(c)(d) 1.25%, 10/01/2026	571,736
	Block Inc
310,000	0.13%, 03/01/2025	290,625
889,000	0.25%, 11/01/2027	651,718
707,000	Brookdale Senior Living Inc(c) 2.00%, 10/15/2026	660,692
1,139,000	Chegg Inc(i) 8.49%, 09/01/2026	841,151
684,000	CONMED Corp(c) 2.25%, 06/15/2027	638,172
1,532,000	Dexcom Inc 0.25%, 11/15/2025	1,401,780
156,000	Envista Holdings Corp 2.38%, 06/01/2025	297,882
1,072,000	Exact Sciences Corp 0.38%, 03/01/2028	736,464
544,000	Guardant Health Inc(d)(i) 11.52%, 11/15/2027	335,920
814,000	Halozyme Therapeutics Inc 0.25%, 03/01/2027	718,093
675,000	Innoviva Inc 2.50%, 08/15/2025	732,797
531,000	Insmed Inc 0.75%, 06/01/2028	441,792
497,000	Insulet Corp 0.38%, 09/01/2026	566,580
784,000	Ironwood Pharmaceuticals Inc 1.50%, 06/15/2026	846,720
874,000	NeoGenomics Inc 0.25%, 01/15/2028	542,136
335,000	Omnicell Inc 0.25%, 09/15/2025	426,288
759,000	Pacira BioSciences Inc 0.75%, 08/01/2025	784,047
178,000	Repligen Corp 0.38%, 07/15/2024	270,471
1,030,000	Shift4 Payments Inc(i) 7.16%, 12/15/2025	825,545
330,000	Tandem Diabetes Care Inc(c) 1.50%, 05/01/2025	305,580
991,000	Teladoc Health Inc 1.25%, 06/01/2027	725,907
		14,007,244
Energy — 1.29%
747,000	Enphase Energy Inc(i) 0.13%, 03/01/2028	741,398
769,000	EQT Corp 1.75%, 05/01/2026	1,811,379
755,000	NextEra Energy Partners LP(c)(i) (0.96%), 11/15/2025	780,292

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,096,000	Pioneer Natural Resources Co 0.25%, 05/15/2025	$ 2,369,552
640,000	SolarEdge Technologies Inc(d)(i) (5.24%), 09/15/2025	769,280
418,000	Sunrun Inc 10.84%, 02/01/2026	300,960
		6,772,861
Financial — 0.10%
813,629	SoFi Technologies Inc(c)(i) 12.38%, 10/15/2026	531,300
Industrial — 0.30%
904,000	John Bean Technologies Corp 0.25%, 05/15/2026	832,584
676,000	Middleby Corp 1.00%, 09/01/2025	763,542
		1,596,126
Technology — 3.40%
804,000	3D Systems Corp(c)(i) 10.13%, 11/15/2026	557,172
1,074,000	Akamai Technologies Inc 0.38%, 09/01/2027	1,067,019
942,000	Avalara Inc(c) 0.25%, 08/01/2026	730,521
1,125,000	Bentley Systems Inc(c) 0.38%, 07/01/2027	871,875
570,000	BigCommerce Holdings Inc(c) 0.25%, 10/01/2026	391,875
853,000	Bill.com Holdings Inc(i) (0.11%), 12/01/2025	854,279
461,000	Box Inc(i) (3.37%), 01/15/2026	523,466
537,000	Ceridian HCM Holding Inc 0.25%, 03/15/2026	423,425
1,087,000	Cloudflare Inc(c)(i) 7.16%, 08/15/2026	839,055
355,000	Confluent Inc(c)(i) 8.27%, 01/15/2027	258,041
1,045,000	Coupa Software Inc 0.38%, 06/15/2026	783,750
690,000	CyberArk Software Ltd(i) (2.22%), 11/15/2024	728,364
591,000	Datadog Inc 0.13%, 06/15/2025	747,319
342,000	DigitalOcean Holdings Inc(c)(i) 7.67%, 12/01/2026	255,440
798,000	Envestnet Inc 0.75%, 08/15/2025	680,694
824,000	Everbridge Inc(i) 6.51%, 03/15/2026	663,732
201,000	HubSpot Inc 0.38%, 06/01/2025	258,913
531,000	Impinj Inc(c) 1.13%, 05/15/2027	441,176
892,000	Lumentum Holdings Inc 0.50%, 12/15/2026	913,765
Principal Amount(a)		Fair Value
Technology — (continued)
$ 543,000	MongoDB Inc 0.25%, 01/15/2026	$ 759,385
841,000	ON Semiconductor Corp(i) (2.71%), 05/01/2027	967,991
950,000	RingCentral Inc(i) 8.36%, 03/01/2025	776,625
1,408,000	Splunk Inc 1.13%, 06/15/2027	1,161,600
1,094,000	Unity Software Inc(c)(i) 8.24%, 11/15/2026	804,090
683,000	Wolfspeed Inc(c) 0.25%, 02/15/2028	566,890
728,000	Zscaler Inc 0.13%, 07/01/2025	881,244
		17,907,706
Utilities — 0.12%
578,000	NRG Energy Inc 2.75%, 06/01/2048	620,483
TOTAL CONVERTIBLE BONDS — 13.81% (Cost $85,342,497)		$ 72,656,441
Shares
COMMON STOCK
Communications — 0.13%
24,240	Frontier Communications Parent Inc(j)	570,609
11,439	iHeartMedia Inc Class A(j)	90,254
		660,863
Consumer, Cyclical — 0.06%
5,002	General Motors Co(j)	158,864
5,800	Penn National Gaming Inc(j)	176,436
		335,300
Consumer, Non-Cyclical — 0.11%
2,127	Bunge Ltd	192,898
800	Elevance Health Inc(j)	386,064
		578,962
Energy — 0.26%
40,600	Antero Resources Corp(j)	1,244,390
1,254	Oasis Petroleum Inc(j)	152,549
		1,396,939
Financial — 0.10%
13,530	OneMain Holdings Inc	505,751
Technology — 0.07%
5,994	Microchip Technology Inc	348,131

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — 0.01%
338	Genon Energy Inc(h)	$ 56,481
TOTAL COMMON STOCK — 0.74% (Cost $4,352,031)		$ 3,882,427
CONVERTIBLE PREFERRED STOCK
Communications — 0.31%
1,406	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	1,612,120
Consumer, Cyclical — 0.08%
4,047	Aptiv PLC 5.50%	427,768
Consumer, Non-Cyclical — 0.87%
15,105	Becton Dickinson and Co 6.00%	749,359
9,132	Boston Scientific Corp 5.50%	927,263
1,474	Danaher Corp 5.00%(d)	1,968,527
13,419	Elanco Animal Health Inc 5.00%	427,798
6,263	Sabre Corp 6.50%	500,852
		4,573,799
Financial — 0.44%
1,077	Bank of America Corp 7.25%	1,296,719
16,934	KKR & Co Inc 6.00%	1,003,339
		2,300,058
Industrial — 0.26%
9,427	RBC Bearings Inc 5.00%	897,356
6,887	Stanley Black & Decker Inc 5.25%	464,735
		1,362,091
Technology — 0.65%
1,851	Broadcom Inc 8.00%	2,809,781
10,865	Clarivate PLC 5.25%	620,066
		3,429,847
Utilities — 1.20%
11,781	AES Corp 6.88%	1,014,815
17,376	American Electric Power Co Inc 6.13%(d)	936,045
22,406	DTE Energy Co 6.25%	1,154,581
48,212	NextEra Energy Inc 5.28%	2,385,048
8,621	PG&E Corp 5.50%	826,840
		6,317,329
TOTAL CONVERTIBLE PREFERRED STOCK — 3.81% (Cost $22,419,410)		$ 20,023,012
Shares		Fair Value
RIGHTS
Utilities — 0.00%(k)
18,138	Texas Competitive Electric Holdings(h)(j)	$ 22,672
TOTAL RIGHTS — 0.00%(k) (Cost $20,531)—		$ 22,672
WARRANTS
Financial — 0.00%(k)
132	Guaranteed Rate Inc(h)(j)	7
TOTAL WARRANTS — 0.00%(k) (Cost $27,672)		$ 7
GOVERNMENT MONEY MARKET MUTUAL FUNDS
693,000	BlackRock FedFund Institutional Class(l), 1.32%(m)	693,000
2,663,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(l), 1.46%(m)	2,663,000
693,000	Goldman Sachs Financial Square Government Fund Institutional Class(l), 1.38%(m)	693,000
693,000	Invesco Government & Agency Portfolio Institutional Class(l), 0.84%(m)	693,000
2,933,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(l), 1.38%(m)	2,933,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.46% (Cost $7,675,000)		$ 7,675,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.95%
$20,800,000	Federal Home Loan Bank(i) 1.01%, 07/01/2022	$ 20,800,000
Repurchase Agreements — 5.19%
2,381,205	Undivided interest of 11.28% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $2,381,205 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(l)	2,381,205
8,303,341	Undivided interest of 16.30% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $8,303,341 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(l)	8,303,341
8,303,341	Undivided interest of 7.63% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $8,303,341 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(l)	8,303,341
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,303,341	Undivided interest of 7.67% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $8,303,341 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(l)	$ 8,303,341
		27,291,228
TOTAL SHORT TERM INVESTMENTS — 9.14% (Cost $48,091,228)		$ 48,091,228
TOTAL INVESTMENTS — 102.22% (Cost $615,332,453)		$537,758,375
OTHER ASSETS & LIABILITIES, NET — (2.22)%		$ (11,653,303)
TOTAL NET ASSETS — 100.00%		$526,105,072

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at June 30, 2022.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Non-income producing security.
(k)	Represents less than 0.005% of net assets.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of June 30, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $33,368,745 of securities on loan)(a)	$510,467,147
Repurchase agreements, fair value(b)	27,291,228
Cash	19,200,068
Dividends and interest receivable	6,093,256
Subscriptions receivable	351,967
Receivable for investments sold	1,956,495
Total Assets	565,360,161
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	3,656,102
Payable for other accrued fees	77,538
Payable for shareholder services fees	84,990
Payable to investment adviser	303,761
Payable upon return of securities loaned	34,966,228
Redemptions payable	159,101
Total Liabilities	39,255,089
NET ASSETS	$526,105,072
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,736,295
Paid-in capital in excess of par	605,378,453
Undistributed/accumulated deficit	(86,009,676)
NET ASSETS	$526,105,072
NET ASSETS BY CLASS
Investor Class	$284,129,182
Institutional Class	$241,975,890
CAPITAL STOCK:
Authorized
Investor Class	110,000,000
Institutional Class	170,000,000
Issued and Outstanding
Investor Class	40,070,794
Institutional Class	27,292,152
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.09
Institutional Class	$8.87
(a) Cost of investments	$588,041,225
(b) Cost of repurchase agreements	$27,291,228
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West High Yield Bond Fund
INVESTMENT INCOME:
Interest	$9,063,973
Income from securities lending	91,142
Dividends	558,863
Total Income	9,713,978
EXPENSES:
Management fees	2,012,681
Shareholder services fees – Investor Class	515,812
Audit and tax fees	29,425
Custodian fees	20,986
Director's fees	16,274
Legal fees	2,432
Pricing fees	29,359
Registration fees	98,360
Shareholder report fees	644
Transfer agent fees	3,929
Other fees	5,129
Total Expenses	2,735,031
Less amount waived by investment adviser	125,357
Net Expenses	2,609,674
NET INVESTMENT INCOME	7,104,304
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(5,969,446)
Net Realized Loss	(5,969,446)
Net change in unrealized depreciation on investments	(89,047,728)
Net Change in Unrealized Depreciation	(89,047,728)
Net Realized and Unrealized Loss	(95,017,174)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,912,870)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West High Yield Bond Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$7,104,304	$9,880,366
Net realized gain (loss)	(5,969,446)	11,530,766
Net change in unrealized depreciation	(89,047,728)	(11,150,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,912,870)	10,260,558
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,897,212)	(3,584,474)
Institutional Class	(2,699,260)	(6,165,544)
From Net Investment Income and Net Realized Gains	(6,596,472)	(9,750,018)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	73,253,612	297,794,960
Institutional Class	15,412,399	62,281,345
Shares issued in reinvestment of distributions
Investor Class	3,897,212	3,584,474
Institutional Class	2,699,260	6,165,544
Shares redeemed
Investor Class	(33,525,508)	(13,027,315)
Institutional Class	(25,036,161)	(47,524,998)
Net Increase in Net Assets Resulting from Capital Share Transactions	36,700,814	309,274,010
Total Increase (Decrease) in Net Assets	(57,808,528)	309,784,550
NET ASSETS:
Beginning of Period	583,913,600	274,129,050
End of Period	$526,105,072	$583,913,600
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,258,165	34,896,051
Institutional Class	1,559,795	5,949,315
Shares issued in reinvestment of distributions
Investor Class	543,544	426,606
Institutional Class	301,257	590,148
Shares redeemed
Investor Class	(4,316,728)	(1,534,926)
Institutional Class	(2,587,178)	(4,536,800)
Net Increase	4,758,855	35,790,394
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$ 8.40	0.09	(1.30)	(1.21)	-	(0.10)	-	(0.10)	$ 7.09	(14.45%) (d)
12/31/2021	$ 8.36	0.16	0.14	0.30	-	(0.26)	-	(0.26)	$ 8.40	3.65%
12/31/2020	$ 7.84	0.26	0.57	0.83	-	(0.31)	-	(0.31)	$ 8.36	10.79%
12/31/2019	$ 7.23	0.34	0.69	1.03	(0.00) (e)	(0.42)	-	(0.42)	$ 7.84	14.40%
12/31/2018	$ 8.13	0.43	(0.74)	(0.31)	-	(0.59)	-	(0.59)	$ 7.23	(3.92%)
12/31/2017	$ 8.10	0.41	0.12	0.53	-	(0.50)	-	(0.50)	$ 8.13	6.62%
Institutional Class
06/30/2022 (Unaudited)	$10.47	0.13	(1.63)	(1.50)	-	(0.10)	-	(0.10)	$ 8.87	(14.33%) (d)
12/31/2021	$10.28	0.31	0.10	0.41	-	(0.22)	-	(0.22)	$10.47	4.03%
12/31/2020	$ 9.56	0.35	0.71	1.06	-	(0.34)	-	(0.34)	$10.28	11.27%
12/31/2019	$ 8.74	0.44	0.84	1.28	(0.00) (e)	(0.46)	-	(0.46)	$ 9.56	14.73%
12/31/2018	$ 9.69	0.55	(0.89)	(0.34)	-	(0.61)	-	(0.61)	$ 8.74	(3.58%)
12/31/2017	$ 9.55	0.52	0.14	0.66	-	(0.52)	-	(0.52)	$ 9.69	7.03%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$284,129	1.16% (g)	1.10% (g)	2.37% (g)	22% (d)
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
12/31/2020	$ 6,675	1.56%	1.10%	3.37%	61%
12/31/2019	$ 7,642	1.48%	1.10%	4.35%	64%
12/31/2018	$ 8,299	1.39%	1.10%	5.41%	40%
12/31/2017	$ 9,948	1.24%	1.10%	4.94%	59%
Institutional Class
06/30/2022 (Unaudited)	$241,976	0.77% (g)	0.74% (g)	2.70% (g)	22% (d)
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
12/31/2020	$267,454	0.79%	0.75%	3.71%	61%
12/31/2019	$262,043	0.78%	0.75%	4.66%	64%
12/31/2018	$239,618	0.79%	0.75%	5.76%	40%
12/31/2017	$303,972	0.78%	0.75%	5.30%	59%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West High Yield Bond Fund (the Fund) are included herein.
The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

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For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

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Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 34,101,276	$ —	$ 34,101,276
Corporate Bonds and Notes	—	351,306,289	23	351,306,312
Convertible Bonds	—	72,656,441	—	72,656,441
Common Stock	3,825,946	—	56,481	3,882,427
Convertible Preferred Stock	3,658,198	16,364,814	—	20,023,012
Rights	—	—	22,672	22,672
Warrants	—	—	7	7
Government Money Market Mutual Funds	7,675,000	—	—	7,675,000
Short Term Investments	—	48,091,228	—	48,091,228
Total Assets	$ 15,159,144	$ 522,520,048	$ 79,183	$ 537,758,375
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

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Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$615,479,784
Gross unrealized appreciation on investments	3,875,913
Gross unrealized depreciation on investments	(81,597,322)
Net unrealized depreciation on investments	$(77,721,409)
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective April 29, 2022, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion dollars, 0.65% of the Fund’s average daily net assets over $1 billion dollars and 0.60% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to that date, as compensation for its services to Great-West Funds, the Adviser received monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
Effective April 29, 2022, the Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.73% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). Prior to that date, the Adviser contractually agreed to waive fees or reimburse expenses that exceeded an annual rate of 0.75% of the Fund’s average daily net assets attributable to each class. The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$113,543	$130,578	$156,428	$125,357	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.35% of the average daily net asset value.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.

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GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $160,475,796 and $114,124,274, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $33,368,745 and received collateral as reported on the Statement of Assets and Liabilities of $34,966,228 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$26,925,170
Convertible Bonds	5,340,153
Convertible Preferred Stock	2,700,905
Total secured borrowings	$34,966,228
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West High Yield Bond Fund changed its name to the Empower High Yield Bond Fund on August 1, 2022.

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Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West High Yield Bond Fund, a series of the Company (the “Fund” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser” or “Putnam”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). Putnam is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, Putnam. In this connection, GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Empower is a wholly-owned subsidiary of GWL&A; references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fifth quintile of its performance universe for the one-year period ended December 31, 2021 (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns of the Fund’s Investor Class for each other period reviewed ranked in the first quintile of its performance universe. Similar results were observed for the Fund’s Institutional Class, with the annualized returns ranking in the fourth quintile of its performance universe for the one-year period ended December 31, 2021, but in the first quintile of its performance universe for each of the three- and five-year periods ended December 31, 2021. The Board also noted that the Fund’s annualized returns underperformed its blended benchmark index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. Also relevant to the Board’s analysis were GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was higher than the median contractual management fees of its respective peer group of funds. The Board also noted that the total annual operating expense ratio for each class of the Fund was above its respective peer group median expense ratio, ranking in the fifth quintile of its peer group with respect to the Fund’s Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the fourth quintile of its peer group for the Fund’s Institutional Class.
In evaluating the foregoing, the Board considered that, in conjunction with the proposed renewal of the Advisory Agreement with respect to the Fund, GWCM proposed and the Board approved a reduction in the Fund’s Contractual Management Fee and expense limit. The Board discussed the proposed reductions with representatives of GWCM at the April Board Meeting, including the impact on the Fund’s rankings against its peers resulting from such reductions. In addition, the Board considered the Independent Consultant’s overall opinion, assessing expenses in the context of performance, that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. As to the Sub-Adviser, the Board received information regarding the standard institutional fee schedule for the Sub-Adviser’s U.S. high yield strategy, as well as the fee for its own retail mutual fund managed in the same investment style. The Board noted that, based on the information provided, any fees charged by the Sub-Adviser to these other accounts and products appeared to be competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.

With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by Putnam, the Board noted that Putnam reported a negative margin from its relationship with the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that although such portion was above that of the Fund’s peer group for the Institutional Class, it was below that of the Fund’s peer group for the Investor Class.
In this regard, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints. Additionally, the Board considered the information provided by GWCM regarding the decrease in its estimated profitability resulting from the proposed reduction in Contractual Management Fee and the Fund’s expense limit, as well as the resulting decrease in the portion of the management fee to be retained by GWCM, as discussed at the April Board Meeting.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the

Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Fund and, as a result, prospective advisory clients may consider Fund performance records in selecting the Sub-Adviser to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value.
The Board also noted where services were provided to the Fund by affiliates of GWCM and Putnam, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022